PROSPECTUS SUPPLEMENT TO

                            VAN ECK FUNDS PROSPECTUS

                              DATED APRIL 15, 2001


Effective June 20, 2001, the advisory fee waiver is discontinued for the Global Hard Assets Fund.







                   PROSPECTUS SUPPLEMENT DATED JUNE 20, 2001